COLUMBIA LARGE CAP INDEX FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.5%

Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	567,866	9,409,540
Verizon Communications, Inc.	333,939	12,799,882

Total		22,209,422

Entertainment 1.3%
Electronic Arts, Inc.	19,583	2,702,650
Live Nation Entertainment, Inc.(a)	11,262	948,486
Netflix, Inc.(a)	35,200	16,683,744
Take-Two Interactive Software, Inc.(a)	12,546	1,984,777
Walt Disney Co. (The)(a)	145,345	13,472,028
Warner Bros Discovery, Inc.(a)	176,184	1,841,123

Total		37,632,808

Interactive Media & Services 5.7%
Alphabet, Inc., Class A(a)	471,275	62,458,075
Alphabet, Inc., Class C(a)	400,888	53,686,921
Match Group, Inc.(a)	22,089	715,242
Meta Platforms, Inc., Class A(a)	176,546	57,757,024

Total		174,617,262

Media 0.7%
Charter Communications, Inc., Class A(a)	8,084	3,234,651
Comcast Corp., Class A	326,921	13,694,721
Fox Corp., Class A	20,151	595,261
Fox Corp., Class B	10,479	289,849
Interpublic Group of Companies, Inc. (The)	30,577	939,937
News Corp., Class A	30,260	666,930
News Corp., Class B	9,175	211,392
Omnicom Group, Inc.	15,694	1,265,407
Paramount Global, Class B	38,304	550,428

Total		21,448,576

Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	41,118	6,186,203

Total Communication Services		262,094,271

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Automobile Components 0.1%
Aptiv PLC(a)	22,466	1,861,083
BorgWarner, Inc.	18,672	629,060

Total		2,490,143

Automobiles 2.0%
Ford Motor Co.	312,280	3,203,993
General Motors Co.	109,292	3,453,627
Tesla, Inc.(a)	219,344	52,660,108

Total		59,317,728

Broadline Retail 3.5%
Amazon.com, Inc.(a)	721,221	105,363,176
eBay, Inc.	42,271	1,733,534
Etsy, Inc.(a)	9,771	740,739

Total		107,837,449

Distributors 0.1%
Genuine Parts Co.	11,155	1,481,161
LKQ Corp.	21,253	946,396
Pool Corp.	3,102	1,077,387

Total		3,504,944

Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A(a)	33,867	4,278,757
Booking Holdings, Inc.(a)	2,835	8,861,359
Caesars Entertainment, Inc.(a)	17,101	764,757
Carnival Corp.(a)	80,016	1,205,041
Chipotle Mexican Grill, Inc.(a)	2,191	4,825,130
Darden Restaurants, Inc.	9,601	1,502,268
Domino’s Pizza, Inc.	2,788	1,095,377
Expedia Group, Inc.(a)	10,949	1,491,035
Hilton Worldwide Holdings, Inc.	20,773	3,479,893
Las Vegas Sands Corp.	29,321	1,352,284
Marriott International, Inc., Class A	19,900	4,033,730
McDonald’s Corp.	57,888	16,315,154
MGM Resorts International	22,298	879,433
Norwegian Cruise Line Holdings Ltd.(a)	33,793	516,019
Royal Caribbean Cruises Ltd.(a)	18,721	2,011,759

2    Columbia Large Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Starbucks Corp.	90,982	9,034,513
Wynn Resorts Ltd.	7,693	649,443
Yum! Brands, Inc.	22,258	2,794,492

Total		65,090,444

Household Durables 0.4%
D.R. Horton, Inc.	24,185	3,087,699
Garmin Ltd.	12,166	1,487,172
Lennar Corp., Class A	20,059	2,565,947
Mohawk Industries, Inc.(a)	4,199	370,814
NVR, Inc.(a)	259	1,594,246
PulteGroup, Inc.	17,431	1,541,249
Whirlpool Corp.	4,354	474,150

Total		11,121,277

Leisure Products 0.0%
Hasbro, Inc.	10,359	480,761

Specialty Retail 2.0%
AutoZone, Inc.(a)	1,442	3,763,519
Bath & Body Works, Inc.	18,183	593,130
Best Buy Co., Inc.	15,426	1,094,321
CarMax, Inc.(a)	12,567	803,534
Home Depot, Inc. (The)	79,860	25,035,311
Lowe’s Companies, Inc.	46,546	9,254,741
O’Reilly Automotive, Inc.(a)	4,798	4,713,459
Ross Stores, Inc.	27,059	3,527,952
TJX Companies, Inc. (The)	91,287	8,043,298
Tractor Supply Co.	8,643	1,754,615
Ulta Beauty, Inc.(a)	3,956	1,685,217

Total		60,269,097

Textiles, Apparel & Luxury Goods 0.5%
lululemon athletica, Inc.(a)	9,185	4,103,858
NIKE, Inc., Class B	97,311	10,730,484
Ralph Lauren Corp.	3,208	415,051
Tapestry, Inc.	18,412	583,108
VF Corp.	26,256	439,263

Total		16,271,764

Total Consumer Discretionary		326,383,607

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 6.3%
Beverages 1.5%
Brown-Forman Corp., Class B	14,533	853,668
Coca-Cola Co. (The)	309,146	18,066,492
Constellation Brands, Inc., Class A	12,813	3,081,398
Keurig Dr. Pepper, Inc.	79,912	2,522,822
Molson Coors Beverage Co., Class B	14,744	907,346
Monster Beverage Corp.(a)	59,077	3,258,097
PepsiCo, Inc.	109,346	18,401,838

Total		47,091,661

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	35,201	20,865,041
Dollar General Corp.	17,423	2,284,504
Dollar Tree, Inc.(a)	16,631	2,055,425
Kroger Co. (The)	52,452	2,322,050
Sysco Corp.	40,123	2,895,677
Target Corp.	36,663	4,905,876
Walgreens Boots Alliance, Inc.	56,914	1,134,865
Walmart, Inc.	113,367	17,650,108

Total		54,113,546

Food Products 0.9%
Archer-Daniels-Midland Co.	42,584	3,139,718
Bunge Global SA	11,966	1,314,704
Campbell Soup Co.	15,628	627,933
ConAgra Foods, Inc.	37,958	1,073,832
General Mills, Inc.	46,483	2,959,108
Hershey Co. (The)	11,903	2,236,812
Hormel Foods Corp.	22,998	703,509
JM Smucker Co. (The)	8,428	924,805
Kellanova	20,939	1,100,135
Kraft Heinz Co. (The)	63,419	2,226,641
Lamb Weston Holdings, Inc.	11,581	1,158,447
McCormick & Co., Inc.	19,946	1,293,099
Mondelez International, Inc., Class A	108,062	7,678,886
Tyson Foods, Inc., Class A	22,682	1,062,425

Total		27,500,054

Columbia Large Cap Index Fund | Third Quarter Report 2023    3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Products 1.3%
Church & Dwight Co., Inc.	19,544	1,888,537
Clorox Co. (The)	9,836	1,409,991
Colgate-Palmolive Co.	65,667	5,172,589
Kimberly-Clark Corp.	26,863	3,323,759
Procter & Gamble Co. (The)	187,248	28,746,313

Total		40,541,189

Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	18,418	2,351,794
Kenvue, Inc.	136,895	2,798,134

Total		5,149,928

Tobacco 0.6%
Altria Group, Inc.	140,962	5,926,042
Philip Morris International, Inc.	123,307	11,511,942

Total		17,437,984

Total Consumer Staples		191,834,362

Energy 4.1%
Energy Equipment & Services 0.4%
Baker Hughes Co.	80,200	2,706,750
Halliburton Co.	71,374	2,642,979
Schlumberger NV	112,889	5,874,744

Total		11,224,473

Oil, Gas & Consumable Fuels 3.7%
APA Corp.	24,407	878,652
Chevron Corp.	140,935	20,238,266
ConocoPhillips Co.	95,120	10,993,018
Coterra Energy, Inc.	60,167	1,579,384
Devon Energy Corp.	50,893	2,288,658
Diamondback Energy, Inc.	14,204	2,193,240
EOG Resources, Inc.	46,251	5,692,110
EQT Corp.	28,728	1,147,971
Exxon Mobil Corp.(b)	321,382	33,018,787
Hess Corp.	21,951	3,085,432
Kinder Morgan, Inc.	153,981	2,705,446
Marathon Oil Corp.	48,111	1,223,463
Marathon Petroleum Corp.	31,761	4,738,424
Occidental Petroleum Corp.	52,705	3,117,501
ONEOK, Inc.	46,267	3,185,483

Common Stocks (continued)

Issuer	Shares	Value ($)
Phillips 66	35,371	4,558,968
Pioneer Natural Resources Co.	18,519	4,289,741
Targa Resources Corp.	17,770	1,607,296
Valero Energy Corp.	28,050	3,516,348
Williams Companies, Inc. (The)	96,624	3,554,797

Total		113,612,985

Total Energy		124,837,458

Financials 12.9%
Banks 3.1%
Bank of America Corp.	549,147	16,743,492
Citigroup, Inc.	152,964	7,051,640
Citizens Financial Group, Inc.	37,516	1,023,061
Comerica, Inc.	10,467	473,318
Fifth Third Bancorp	54,085	1,565,761
Huntington Bancshares, Inc.	115,009	1,295,001
JPMorgan Chase & Co.	230,839	36,029,351
KeyCorp	74,343	921,110
M&T Bank Corp.	13,177	1,688,896
PNC Financial Services Group, Inc. (The)	31,635	4,237,825
Regions Financial Corp.	74,538	1,243,294
Truist Financial Corp.	105,803	3,400,508
U.S. Bancorp	123,674	4,714,453
Wells Fargo & Co.	290,628	12,959,102
Zions Bancorp	11,768	419,294

Total		93,766,106

Capital Markets 2.8%
Ameriprise Financial, Inc.(c)	8,152	2,881,813
Bank of New York Mellon Corp. (The)	61,861	2,989,123
BlackRock, Inc.	11,148	8,374,712
Blackstone, Inc.	56,378	6,335,196
Cboe Global Markets, Inc.	8,382	1,527,117
Charles Schwab Corp. (The)	118,116	7,242,873
CME Group, Inc.	28,576	6,239,855
FactSet Research Systems, Inc.	3,030	1,373,984
Franklin Resources, Inc.	22,592	560,282
Goldman Sachs Group, Inc. (The)	26,187	8,943,908
Intercontinental Exchange, Inc.	45,463	5,175,508
Invesco Ltd.	35,635	508,511
MarketAxess Holdings, Inc.	2,993	718,679

4    Columbia Large Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Moody’s Corp.	12,535	4,574,774
Morgan Stanley	101,346	8,040,792
MSCI, Inc.	6,282	3,271,980
Nasdaq, Inc.	26,928	1,503,660
Northern Trust Corp.	16,443	1,303,108
Raymond James Financial, Inc.	14,930	1,569,889
S&P Global, Inc.	25,847	10,747,960
State Street Corp.	25,310	1,843,074
T. Rowe Price Group, Inc.	17,816	1,783,916

Total		87,510,714

Consumer Finance 0.5%
American Express Co.	46,214	7,891,965
Capital One Financial Corp.	30,299	3,383,186
Discover Financial Services	19,854	1,846,422
Synchrony Financial	33,217	1,074,902

Total		14,196,475

Financial Services 4.3%
Berkshire Hathaway, Inc., Class B(a)	144,860	52,149,600
Fidelity National Information Services, Inc.	47,061	2,759,657
Fiserv, Inc.(a)	48,423	6,324,528
FleetCor Technologies, Inc.(a)	5,875	1,412,938
Global Payments, Inc.	20,652	2,404,719
Jack Henry & Associates, Inc.	5,789	918,656
MasterCard, Inc., Class A	66,089	27,349,611
PayPal Holdings, Inc.(a)	87,220	5,024,744
Visa, Inc., Class A	127,632	32,760,582

Total		131,105,035

Insurance 2.2%
Aflac, Inc.	42,941	3,551,650
Allstate Corp. (The)	20,778	2,864,663
American International Group, Inc.	56,548	3,721,424
Aon PLC, Class A	16,114	5,293,288
Arch Capital Group Ltd.(a)	29,625	2,479,316
Arthur J Gallagher & Co.	17,118	4,262,382
Assurant, Inc.	4,212	707,700
Brown & Brown, Inc.	18,698	1,397,489
Chubb Ltd.	32,626	7,485,383
Cincinnati Financial Corp.	12,460	1,280,763

Common Stocks (continued)

Issuer	Shares	Value ($)
Everest Group Ltd.	3,448	1,415,576
Globe Life, Inc.	6,907	850,459
Hartford Financial Services Group, Inc. (The)	24,292	1,898,663
Loews Corp.	14,689	1,032,490
Marsh & McLennan Companies, Inc.	39,236	7,824,443
MetLife, Inc.	50,178	3,192,826
Principal Financial Group, Inc.	17,664	1,304,133
Progressive Corp. (The)	46,495	7,626,575
Prudential Financial, Inc.	28,834	2,819,389
Travelers Companies, Inc. (The)	18,186	3,284,755
Willis Towers Watson PLC	8,326	2,050,694
WR Berkley Corp.	16,160	1,172,408

Total		67,516,469

Total Financials		394,094,799

Health Care 12.6%
Biotechnology 1.9%
AbbVie, Inc.	140,203	19,963,505
Amgen, Inc.	42,489	11,456,734
Biogen, Inc.(a)	11,504	2,692,856
Gilead Sciences, Inc.	98,975	7,581,485
Incyte Corp.(a)	14,774	802,819
Moderna, Inc.(a)	26,301	2,043,588
Regeneron Pharmaceuticals, Inc.(a)	8,479	6,985,085
Vertex Pharmaceuticals, Inc.(a)	20,501	7,273,960

Total		58,800,032

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	137,845	14,375,855
Align Technology, Inc.(a)	5,654	1,208,825
Baxter International, Inc.	40,225	1,451,318
Becton Dickinson & Co.	23,044	5,442,532
Boston Scientific Corp.(a)	116,307	6,500,398
Cooper Companies, Inc. (The)	3,933	1,325,106
Dentsply Sirona, Inc.	16,817	533,940
DexCom, Inc.(a)	30,810	3,559,171
Edwards Lifesciences Corp.(a)	48,289	3,269,648
GE HealthCare Technologies, Inc.	31,071	2,127,121
Hologic, Inc.(a)	19,456	1,387,213
IDEXX Laboratories, Inc.(a)	6,594	3,071,617
Insulet Corp.(a)	5,546	1,048,693

Columbia Large Cap Index Fund | Third Quarter Report 2023    5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	27,909	8,675,234
Medtronic PLC	105,738	8,381,851
ResMed, Inc.	11,671	1,840,867
STERIS PLC	7,836	1,574,566
Stryker Corp.	26,849	7,956,164
Teleflex, Inc.	3,733	842,501
Zimmer Biomet Holdings, Inc.	16,599	1,930,630

Total		76,503,250

Health Care Providers & Services 3.0%
Cardinal Health, Inc.	20,224	2,165,586
Cencora, Inc.	13,242	2,693,026
Centene Corp.(a)	43,011	3,169,050
Cigna Group (The)	23,511	6,180,572
CVS Health Corp.	102,024	6,932,531
DaVita, Inc.(a)	4,277	433,944
Elevance Health, Inc.	18,718	8,975,094
HCA Healthcare, Inc.	15,988	4,004,674
Henry Schein, Inc.(a)	10,373	692,190
Humana, Inc.	9,842	4,771,992
Laboratory Corp. of America Holdings	7,038	1,526,613
McKesson Corp.	10,716	5,042,521
Molina Healthcare, Inc.(a)	4,631	1,692,908
Quest Diagnostics, Inc.	8,915	1,223,405
UnitedHealth Group, Inc.	73,579	40,686,980
Universal Health Services, Inc., Class B	4,936	678,601

Total		90,869,687

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	23,463	2,998,572
Bio-Rad Laboratories, Inc., Class A(a)	1,659	505,862
Bio-Techne Corp.	12,506	786,627
Charles River Laboratories International, Inc.(a)	4,073	802,707
Danaher Corp.	52,198	11,656,335
Illumina, Inc.(a)	12,574	1,281,919
IQVIA Holdings, Inc.(a)	14,546	3,114,299
Mettler-Toledo International, Inc.(a)	1,737	1,896,683
Revvity, Inc.	9,860	876,554
Thermo Fisher Scientific, Inc.	30,657	15,198,514

Common Stocks (continued)

Issuer	Shares	Value ($)
Waters Corp.(a)	4,695	1,317,464
West Pharmaceutical Services, Inc.	5,867	2,057,909

Total		42,493,445

Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	165,944	8,194,315
Catalent, Inc.(a)	14,320	556,332
Eli Lilly & Co.	63,340	37,436,474
Johnson & Johnson	191,276	29,582,746
Merck & Co., Inc.	201,563	20,656,176
Pfizer, Inc.	448,475	13,665,033
Viatris, Inc.	95,282	874,689
Zoetis, Inc.	36,564	6,459,762

Total		117,425,527

Total Health Care		386,091,941

Industrials 8.2%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	5,582	1,283,134
Boeing Co. (The)(a)	45,039	10,432,384
General Dynamics Corp.	18,002	4,445,954
Howmet Aerospace, Inc.	31,106	1,636,176
Huntington Ingalls Industries, Inc.	3,167	750,642
L3Harris Technologies, Inc.	15,023	2,866,539
Lockheed Martin Corp.	17,803	7,971,649
Northrop Grumman Corp.	11,297	5,367,882
RTX Corp.	115,616	9,420,392
Textron, Inc.	15,733	1,206,092
TransDigm Group, Inc.	4,383	4,220,259

Total		49,601,103

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	9,248	758,798
Expeditors International of Washington, Inc.	11,748	1,413,754
FedEx Corp.	18,380	4,757,296
United Parcel Service, Inc., Class B	57,452	8,710,298

Total		15,640,146

6    Columbia Large Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	6,973	739,765
AO Smith Corp.	9,897	745,838
Carrier Global Corp.	66,535	3,457,159
Johnson Controls International PLC	54,040	2,853,312
Masco Corp.	17,867	1,081,847
Trane Technologies PLC	18,142	4,089,388

Total		12,967,309

Commercial Services & Supplies 0.5%
Cintas Corp.	6,869	3,800,274
Copart, Inc.(a)	69,022	3,466,285
Republic Services, Inc.	16,332	2,643,171
Rollins, Inc.	22,303	908,624
Veralto Corp.(a)	17,399	1,344,073
Waste Management, Inc.	29,279	5,006,416

Total		17,168,843

Construction & Engineering 0.1%
Quanta Services, Inc.	11,534	2,171,967

Electrical Equipment 0.6%
AMETEK, Inc.	18,326	2,844,745
Eaton Corp. PLC	31,694	7,216,407
Emerson Electric Co.	45,396	4,035,704
Generac Holdings, Inc.(a)	4,944	578,794
Hubbell, Inc.	4,260	1,278,000
Rockwell Automation, Inc.	9,124	2,513,115

Total		18,466,765

Ground Transportation 0.8%
CSX Corp.	159,369	5,147,619
JB Hunt Transport Services, Inc.	6,485	1,201,476
Norfolk Southern Corp.	18,032	3,933,861
Old Dominion Freight Line, Inc.	7,117	2,768,940
Union Pacific Corp.	48,411	10,905,546

Total		23,957,442

Industrial Conglomerates 0.8%
3M Co.	43,846	4,343,823
General Electric Co.	86,453	10,529,975
Honeywell International, Inc.	52,740	10,332,821

Total		25,206,619

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	40,522	10,159,676
Cummins, Inc.	11,251	2,522,024
Deere & Co.	21,659	7,892,756
Dover Corp.	11,111	1,568,429
Fortive Corp.	27,962	1,928,819
IDEX Corp.	6,005	1,211,089
Illinois Tool Works, Inc.	21,858	5,294,226
Ingersoll Rand, Inc.	32,123	2,294,546
Nordson Corp.	4,301	1,012,197
Otis Worldwide Corp.	32,706	2,805,848
PACCAR, Inc.	41,528	3,813,101
Parker-Hannifin Corp.	10,191	4,414,537
Pentair PLC	13,115	846,442
Snap-On, Inc.	4,203	1,154,522
Stanley Black & Decker, Inc.	12,172	1,106,435
Westinghouse Air Brake Technologies Corp.	14,229	1,658,532
Xylem, Inc.	19,130	2,011,137

Total		51,694,316

Passenger Airlines 0.2%
Alaska Air Group, Inc.(a)	10,106	382,108
American Airlines Group, Inc.(a)	51,898	645,092
Delta Air Lines, Inc.	51,109	1,887,455
Southwest Airlines Co.	47,313	1,209,794
United Airlines Holdings, Inc.(a)	26,052	1,026,449

Total		5,150,898

Professional Services 0.7%
Automatic Data Processing, Inc.	32,725	7,524,132
Broadridge Financial Solutions, Inc.	9,382	1,818,419
Ceridian HCM Holding, Inc.(a)	12,361	851,673
Equifax, Inc.	9,748	2,122,237
Jacobs Solutions, Inc.	10,002	1,272,054
Leidos Holdings, Inc.	10,910	1,170,861
Paychex, Inc.	25,489	3,108,893
Paycom Software, Inc.	3,913	710,836
Robert Half, Inc.	8,506	697,322
Verisk Analytics, Inc.	11,520	2,781,274

Total		22,057,701

Columbia Large Cap Index Fund | Third Quarter Report 2023    7

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	45,383	2,721,619
United Rentals, Inc.	5,424	2,581,932
W.W. Grainger, Inc.	3,535	2,779,182

Total		8,082,733

Total Industrials		252,165,842

Information Technology 28.9%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	19,919	4,376,404
Cisco Systems, Inc.	323,694	15,660,316
F5, Inc.(a)	4,711	806,476
Juniper Networks, Inc.	25,527	726,243
Motorola Solutions, Inc.	13,267	4,283,516

Total		25,852,955

Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	47,378	4,310,924
CDW Corp.	10,648	2,245,450
Corning, Inc.	60,979	1,737,292
Keysight Technologies, Inc.(a)	14,168	1,925,290
TE Connectivity Ltd.	24,937	3,266,747
Teledyne Technologies, Inc.(a)	3,739	1,506,667
Trimble Navigation Ltd.(a)	19,725	915,240
Zebra Technologies Corp., Class A(a)	4,078	966,404

Total		16,874,014

IT Services 1.2%
Accenture PLC, Class A	50,106	16,692,313
Akamai Technologies, Inc.(a)	12,074	1,394,909
Cognizant Technology Solutions Corp., Class A	40,117	2,823,435
EPAM Systems, Inc.(a)	4,604	1,188,707
Gartner, Inc.(a)	6,261	2,722,533
International Business Machines Corp.	72,364	11,474,036
VeriSign, Inc.(a)	7,127	1,512,349

Total		37,808,282

Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.(a)	128,337	15,549,311
Analog Devices, Inc.	39,829	7,303,842
Applied Materials, Inc.	66,704	9,990,925
Broadcom, Inc.	34,863	32,273,725

Common Stocks (continued)

Issuer	Shares	Value ($)
Enphase Energy, Inc.(a)	10,831	1,094,148
First Solar, Inc.(a)	8,486	1,338,921
Intel Corp.	332,665	14,870,125
KLA Corp.	10,860	5,914,573
Lam Research Corp.	10,588	7,580,161
Microchip Technology, Inc.	43,238	3,607,779
Micron Technology, Inc.	87,003	6,622,668
Monolithic Power Systems, Inc.	3,795	2,082,392
NVIDIA Corp.	196,199	91,762,272
NXP Semiconductors NV	20,478	4,179,150
ON Semiconductor Corp.(a)	34,278	2,445,050
Qorvo, Inc.(a)	7,777	750,481
QUALCOMM, Inc.	88,647	11,439,895
Skyworks Solutions, Inc.	12,661	1,227,231
SolarEdge Technologies, Inc.(a)	4,493	356,654
Teradyne, Inc.	12,234	1,128,342
Texas Instruments, Inc.	72,122	11,013,751

Total		232,531,396

Software 11.2%
Adobe, Inc.(a)	36,206	22,122,228
ANSYS, Inc.(a)	6,894	2,022,424
Autodesk, Inc.(a)	16,977	3,708,286
Cadence Design Systems, Inc.(a)	21,589	5,899,626
Fair Isaac Corp.(a)	1,974	2,146,923
Fortinet, Inc.(a)	51,777	2,721,399
Gen Digital, Inc.	44,697	986,910
Intuit, Inc.	22,246	12,712,699
Microsoft Corp.	590,168	223,620,557
Oracle Corp.	125,049	14,531,944
Palo Alto Networks, Inc.(a)	24,295	7,169,212
PTC, Inc.(a)	9,439	1,485,321
Roper Technologies, Inc.	8,476	4,562,207
Salesforce, Inc.(a)	77,368	19,488,999
ServiceNow, Inc.(a)	16,204	11,111,731
Synopsys, Inc.(a)	12,087	6,566,021
Tyler Technologies, Inc.(a)	3,342	1,366,343

Total		342,222,830

8    Columbia Large Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	1,167,360	221,740,032
Hewlett Packard Enterprise Co.	102,589	1,734,780
HP, Inc.	68,919	2,022,084
NetApp, Inc.	16,746	1,530,417
Seagate Technology Holdings PLC	15,321	1,211,891
Western Digital Corp.(a)	25,414	1,227,750

Total		229,466,954

Total Information Technology		884,756,431

Materials 2.4%
Chemicals 1.6%
Air Products & Chemicals, Inc.	17,646	4,774,125
Albemarle Corp.	9,321	1,130,358
Celanese Corp., Class A	7,950	1,102,347
CF Industries Holdings, Inc.	15,326	1,151,749
Corteva, Inc.	56,379	2,548,331
Dow, Inc.	55,847	2,890,082
DuPont de Nemours, Inc.	36,465	2,608,706
Eastman Chemical Co.	9,417	789,427
Ecolab, Inc.	20,151	3,863,551
FMC Corp.	9,908	531,663
International Flavors & Fragrances, Inc.	20,275	1,528,330
Linde PLC	38,759	16,037,311
LyondellBasell Industries NV, Class A	20,344	1,934,714
Mosaic Co. (The)	26,394	947,281
PPG Industries, Inc.	18,707	2,656,207
Sherwin-Williams Co. (The)	18,792	5,239,210

Total		49,733,392

Construction Materials 0.2%
Martin Marietta Materials, Inc.	4,909	2,280,673
Vulcan Materials Co.	10,554	2,253,912

Total		4,534,585

Containers & Packaging 0.2%
Amcor PLC	116,881	1,108,032
Avery Dennison Corp.	6,401	1,244,994
Ball Corp.	25,026	1,383,688
International Paper Co.	27,484	1,015,259
Packaging Corp. of America	7,142	1,199,927

Common Stocks (continued)

Issuer	Shares	Value ($)
Sealed Air Corp.	11,469	382,835
WestRock Co.	20,357	838,098

Total		7,172,833

Metals & Mining 0.4%
Freeport-McMoRan, Inc.	113,878	4,249,927
Newmont Corp.	91,540	3,678,993
Nucor Corp.	19,757	3,358,097
Steel Dynamics, Inc.	12,368	1,473,400

Total		12,760,417

Total Materials		74,201,227

Real Estate 2.4%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	43,454	752,623
Ventas, Inc.	31,962	1,465,138
Welltower, Inc.	43,964	3,917,193

Total		6,134,954

Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	56,525	987,492

Industrial REITs 0.3%
Prologis, Inc.	73,385	8,434,138

Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	12,370	1,353,278
Boston Properties, Inc.	11,463	652,588

Total		2,005,866

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	24,611	1,943,285
CoStar Group, Inc.(a)	32,435	2,693,402

Total		4,636,687

Residential REITs 0.3%
AvalonBay Communities, Inc.	11,281	1,950,936
Camden Property Trust	8,481	765,495
Equity Residential	27,398	1,557,302
Essex Property Trust, Inc.	5,098	1,088,219
Invitation Homes, Inc.	45,693	1,524,319
Mid-America Apartment Communities, Inc.	9,268	1,153,681
UDR, Inc.	24,078	804,205

Total		8,844,157

Columbia Large Cap Index Fund | Third Quarter Report 2023    9

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Retail REITs 0.3%
Federal Realty Investment Trust	5,828	557,098
Kimco Realty Corp.	49,239	951,297
Realty Income Corp.	56,301	3,038,002
Regency Centers Corp.	13,052	819,405
Simon Property Group, Inc.	25,990	3,245,891

Total		8,611,693

Specialized REITs 1.1%
American Tower Corp.	37,028	7,730,706
Crown Castle, Inc.	34,448	4,040,061
Digital Realty Trust, Inc.	24,045	3,336,965
Equinix, Inc.	7,432	6,057,154
Extra Space Storage, Inc.	16,782	2,184,513
Iron Mountain, Inc.	23,183	1,487,190
Public Storage	12,570	3,252,613
SBA Communications Corp.	8,609	2,126,079
VICI Properties, Inc.	80,500	2,406,145
Weyerhaeuser Co.	58,045	1,819,711

Total		34,441,137

Total Real Estate		74,096,124

Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	20,074	1,015,142
American Electric Power Co., Inc.	40,922	3,255,345
Constellation Energy Corp.	25,545	3,091,967
Duke Energy Corp.	61,220	5,649,382
Edison International	30,446	2,039,578
Entergy Corp.	16,797	1,703,384
Evergy, Inc.	18,246	931,276
Eversource Energy	27,729	1,647,380
Exelon Corp.	79,053	3,044,331
FirstEnergy Corp.	40,989	1,514,134
NextEra Energy, Inc.	160,749	9,405,424
NRG Energy, Inc.	18,199	870,640
PG&E Corp.(a)	166,113	2,852,160

Common Stocks (continued)

Issuer	Shares	Value ($)
Pinnacle West Capital Corp.	9,001	674,535
PPL Corp.	58,549	1,529,300
Southern Co. (The)	86,625	6,148,642
Xcel Energy, Inc.	43,810	2,665,400

Total		48,038,020

Gas Utilities 0.0%
Atmos Energy Corp.	11,793	1,342,161

Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	53,191	915,417

Multi-Utilities 0.7%
Ameren Corp.	20,871	1,619,381
CenterPoint Energy, Inc.	50,137	1,417,373
CMS Energy Corp.	23,173	1,315,299
Consolidated Edison, Inc.	27,398	2,468,834
Dominion Energy, Inc.	66,467	3,013,614
DTE Energy Co.	16,377	1,705,009
NiSource, Inc.	32,826	841,659
Public Service Enterprise Group, Inc.	39,646	2,475,100
Sempra	49,988	3,642,625
WEC Energy Group, Inc.	25,056	2,095,183

Total		20,594,077

Water Utilities 0.1%
American Water Works Co., Inc.	15,463	2,038,642

Total Utilities		72,928,317

Total Common Stocks (Cost $797,775,691)		3,043,484,379

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(c),(d)	26,780,701	26,775,345

Total Money Market Funds (Cost $26,769,611)		26,775,345

Total Investments in Securities (Cost: $824,545,302)		3,070,259,724

Other Assets & Liabilities, Net		(11,754,317)

Net Assets		3,058,505,407

At November 30, 2023, securities and/or cash totaling $5,445,220 were pledged as collateral.

10    Columbia Large Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Index Fund, November 30, 2023 (Unaudited)

Investments in derivatives

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	137	12/2023	USD	31,350,738	2,378,652	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.	3,056,343	110,813	(120,116)	(165,227)	2,881,813	247,934	34,102	8,152
Columbia Short-Term Cash Fund, 5.605%	27,372,742	461,995,973	(462,599,512)	6,142	26,775,345	(3,813)	1,513,680	26,780,701

Total	30,429,085			(159,085)	29,657,158	244,121	1,547,782

(d)	The rate shown is the seven-day current annualized yield at November 30, 2023.

Currency Legend

USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Index Fund | Third Quarter Report 2023    11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

3QT175_02_P01_(01/24)